AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.8%			Roku, Inc.*,1	6,515	$662,966
Communication Services - 1.3%			SeaWorld Entertainment, Inc.*,1	22,686	597,096
Cogent Communications Holdings, Inc.	19,147	$1,055,000	Shake Shack, Inc. , Class A *	1,079	105,785
HUYA, Inc., ADR (China)*	15,072	356,302	Skyline Champion Corp.*	83,086	2,500,058
IMAX Corp. (Canada) *	6,117	134,268	Stamps.com, Inc.*,1	3,789	282,091
Meredith Corp.	4,864	178,314	Steven Madden, Ltd.	40,102	1,435,251
Shenandoah Telecommunications Co.	2,353	74,755	Stitch Fix, Inc. , Class A *,1	20,359	391,911
Sinclair Broadcast Group, Inc. , Class A	10,100	431,674	Strategic Education, Inc.	7,336	996,816
TrueCar, Inc. *	16,151	54,913	Tailored Brands, Inc.	43,536	191,558
Yelp, Inc.*,1	9,602	333,670	TopBuild Corp. *	16,624	1,603,052
Total Communication Services		2,618,896	Wingstop, Inc.	14,823	1,293,751
Consumer Discretionary - 13.1%			YETI Holdings, Inc.*,1	62,512	1,750,336
1-800-Flowers.com, Inc., Class A *	7,300	108,003	Total Consumer Discretionary		26,889,974
Asbury Automotive Group, Inc. *,1	4,480	458,438	Consumer Staples - 5.2%
BJ's Restaurants, Inc. [1]	16,108	625,635	BJ's Wholesale Club Holdings, Inc. *,1	27,271	705,501
Bluegreen Vacations Corp. [1]	14,582	135,904	The Boston Beer Co., Inc., Class A *,1	1,106	402,672
Boot Barn Holdings, Inc. *	1,623	56,643	Calavo Growers, Inc. [1]	16,663	1,585,984
Bright Horizons Family Solutions, Inc. *	6,140	936,350	The Chefs' Warehouse, Inc.*	5,756	232,082
Brinker International, Inc.	13,800	588,846	Coca-Cola Consolidated, Inc.	126	38,288
Career Education Corp. *	1,354	21,515	elf Beauty, Inc.*,1	26,200	458,762
Chegg, Inc.*,1	69,347	2,076,943	Freshpet, Inc.*	3,041	151,350
Cooper-Standard Holdings, Inc. *	1,269	51,877	Inter Parfums, Inc.	41,808	2,925,306
Deckers Outdoor Corp. *,1	7,859	1,158,102	J&J Snack Foods Corp.[1]	13,055	2,506,560
Denny's Corp. *	2,397	54,568	Medifast, Inc.[1]	6,640	688,103
Etsy, Inc.*	11,849	669,468	National Beverage Corp.[1]	10,870	482,193
Everi Holdings, Inc. *	35,844	303,240	Performance Food Group Co.*	4,482	206,217
Floor & Decor Holdings, Inc., Class A *	9,698	496,053	Turning Point Brands, Inc.[1]	1,748	40,309
Fox Factory Holding Corp. *,1	10,344	643,811	USANA Health Sciences, Inc.*,1	2,735	187,047
Grand Canyon Education, Inc. *	6,340	622,588	Total Consumer Staples		10,610,374
Installed Building Products, Inc.*	5,091	291,918	Energy - 1.2%
iRobot Corp. *,1	728	44,896	Cactus, Inc. , Class A *	10,669	308,761
K12, Inc. *	16,000	422,400	CONSOL Energy, Inc.*,1	6,022	94,124
La-Z-Boy, Inc.	5,000	167,950	CVR Energy, Inc.[1]	4,000	176,120
LGI Homes, Inc.*	9,730	810,704	Denbury Resources, Inc.*	123,149	146,547
Libbey, Inc.*	7,093	23,762	Liberty Oilfield Services, Inc. , Class A [1]	8,498	92,033
Lithia Motors, Inc. , Class A [1]	4,546	601,799	Mammoth Energy Services, Inc.	17,114	42,443
The Lovesac Co. *,1	13,619	254,267	Select Energy Services, Inc., Class A *,1	180,918	1,566,750
Malibu Boats, Inc. , Class A *	14,161	434,459	Total Energy		2,426,778
PetMed Express, Inc.	4,059	73,143	Financials - 5.8%
Planet Fitness, Inc. , Class A *	13,023	753,641	Artisan Partners Asset Management, Inc., Class A	7,000	197,680
The RealReal, Inc. *,1	40,886	914,211	Assetmark Financial Holdings, Inc. *	19,952	519,750
			Banc of California, Inc.[1]	84,510	1,194,971
Rent-A-Center, Inc.	29,689	765,679
RH *	3,000	512,490	CenterState Bank Corp.	61,500	1,475,078

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Financials - 5.8% (continued)			Cambrex Corp.*	27,055	$1,609,772
Cohen & Steers, Inc.[1]	2,400	$131,832	Cara Therapeutics, Inc. *,1	2,267	41,441
eHealth, Inc.*	9,859	658,483	Cardiovascular Systems, Inc. *	9,474	450,204
Essent Group, Ltd.	16,748	798,377	CareDx, Inc.*,1	29,826	674,366
Evercore, Inc. , Class A	7,202	576,880	Chemed Corp.	1,265	528,226
Goosehead Insurance, Inc., Class A	29,917	1,476,404	Clovis Oncology, Inc. *	8,448	33,201
Green Dot Corp., Class A *	13,682	345,471	Coherus Biosciences, Inc.*,1	52,177	1,057,106
Heritage Insurance Holdings, Inc.	9,563	142,967	Collegium Pharmaceutical, Inc. *	15,830	181,728
James River Group Holdings, Ltd. (Bermuda)	8,600	440,664	CONMED Corp.	13,700	1,317,255
Kemper Corp.	959	74,754	CRISPR Therapeutics AG (Switzerland) *,1	5,758	236,020
Kinsale Capital Group, Inc.	7,008	723,996	Cytokinetics Inc. *	31,547	359,005
LendingTree, Inc. *,1	4,386	1,361,546	Denali Therapeutics, Inc. *,1	15,555	238,303
Meta Financial Group, Inc.	2,030	66,198	Dicerna Pharmaceuticals, Inc. *	7,093	101,855
National General Holdings Corp.	39,010	898,010	Diplomat Pharmacy, Inc.*,1	15,081	73,897
NMI Holdings, Inc., Class A*	16,066	421,893	Eidos Therapeutics, Inc. *,1	2,587	93,054
RLI Corp.	762	70,797	Emergent BioSolutions, Inc. *	1,700	88,876
Walker & Dunlop, Inc.	7,900	441,847	Enanta Pharmaceuticals, Inc.*	700	42,056
Total Financials		12,017,598	Encompass Health Corp.	6,900	436,632
Health Care - 27.7%			The Ensign Group, Inc.	5,000	237,150
10X Genomics, Inc., Class A*,1	7,333	369,583	Esperion Therapeutics, Inc. *,1	836	30,648
ACADIA Pharmaceuticals, Inc. *,1	21,782	783,934	Evolus, Inc. *	8,900	139,018
Acceleron Pharma, Inc. *,1	1,300	51,363	FibroGen, Inc.*,1	2,300	85,054
Addus HomeCare Corp. *	4,705	373,012	Fluidigm Corp. *	23,800	110,194
Adeptus Health, Inc.[2,3]	24,574	0	G1 Therapeutics, Inc. *	624	14,215
Akorn, Inc. *	79,300	301,340	Genomic Health, Inc.*	900	61,038
Allakos, Inc. *,1	517	40,652	Glaukos Corp.*,1	16,442	1,027,789
Allogene Therapeutics, Inc. *,1	7,182	195,745	Global Blood Therapeutics, Inc.*,1	1,900	92,188
Amarin Corp. PLC, ADR (Ireland) *,1	24,619	373,224	Globus Medical, Inc. , Class A *	2,676	136,797
Amedisys, Inc. *	5,758	754,356	Guardant Health, Inc.*,1	3,658	233,490
Amicus Therapeutics, Inc. *,1	7,900	63,358	GW Pharmaceuticals PLC,
			ADR (United Kingdom)*,1	3,790	435,964
AMN Healthcare Services, Inc. *	2,100	120,876
			Haemonetics Corp.*	2,617	330,108
Apellis Pharmaceuticals, Inc. *	5,007	120,619
			*
Arena Pharmaceuticals, Inc. *	6,408	293,294	Halozyme Therapeutics, Inc.	32,738	507,766
			Heron Therapeutics, Inc. *,1	2,700	49,950
Argenx SE, ADR (Netherlands)*	3,643	415,156
			Heska Corp.*	10,170	720,748
ArQule, Inc. *	2,860	20,506
			HMS Holdings Corp.*	24,881	857,524
Arrowhead Pharmaceuticals, Inc. *,1	7,368	207,630
			Horizon Therapeutics PLC *	4,000	108,920
Assertio Therapeutics, Inc. *	39,920	51,098
			Immunomedics, Inc.*,1	5,300	70,278
Audentes Therapeutics, Inc. *	10,576	297,080
			Innoviva, Inc.*	7,160	75,466
Axsome Therapeutics, Inc. *,1	2,432	49,224
			Inogen, Inc.*,1	14,808	709,451
Biohaven Pharmaceutical Holding Co., Ltd. *,1	1,100	45,892
			Inovalon Holdings, Inc. , Class A *	7,912	129,678
BioTelemetry, Inc. *,1	35,420	1,442,657
			Insmed, Inc.*,1	3,000	52,920
Blueprint Medicines Corp. *,1	13,406	984,939
			*
Bridgebio Pharma, Inc.*,1	16,997	364,926	Inspire Medical Systems, Inc.	16,062	980,103

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 27.7% (continued)			Supernus Pharmaceuticals, Inc.*,1	7,054	$193,844
Insulet Corp.*,1	3,781	$623,600	Syneos Health, Inc.*	8,100	431,001
Integer Holdings Corp. *	27,648	2,089,083	Tabula Rasa HealthCare, Inc. *,1	34,730	1,908,066
Intercept Pharmaceuticals, Inc. *,1	1,000	66,360	Tactile Systems Technology, Inc. *,1	20,238	856,472
Invitae Corp. *,1	29,787	573,995	Tandem Diabetes Care, Inc.*	18,316	1,080,278
Iovance Biotherapeutics, Inc. *,1	6,006	109,309	Teladoc Health, Inc.*,1	4,486	303,792
iRhythm Technologies, Inc. *,1	8,074	598,364	Tenet Healthcare Corp.*	2,342	51,805
Ironwood Pharmaceuticals, Inc. *,1	4,000	34,340	Ultragenyx Pharmaceutical, Inc.*,1	1,900	81,282
Kura Oncology, Inc.*	11,799	178,991	uniQure, N. V. (Netherlands) *	6,184	243,402
Lantheus Holdings, Inc. *	63,397	1,589,046	US Physical Therapy, Inc.	1,117	145,824
LeMaitre Vascular, Inc. [1]	32,553	1,112,662	Vanda Pharmaceuticals, Inc.*	16,908	224,538
LHC Group, Inc. *	908	103,112	Voyager Therapeutics, Inc.*	20,590	354,354
Magellan Health, Inc. *	6,500	403,650	Xencor, Inc. *	1,700	57,341
Masimo Corp.*	2,824	420,183	ZIOPHARM Oncology, Inc.*,1	17,474	74,789
Medpace Holdings, Inc. *,1	28,976	2,435,143	Zogenix, Inc.*	982	39,319
MeiraGTx Holdings PLC *	814	12,983	Total Health Care		56,842,168
Mesa Laboratories, Inc. [1]	8,984	2,136,126	Industrials - 14.4%
Mirati Therapeutics, Inc. *,1	7,983	621,956	Aerojet Rocketdyne Holdings, Inc.*,1	3,209	162,087
Molina Healthcare, Inc. *	5,537	607,520	AeroVironment, Inc. *,1	6,074	325,323
MyoKardia, Inc. *	515	26,857	Allegiant Travel Co.	1,312	196,354
Natera, Inc. *	15,449	506,727	ASGN, Inc.*	461	28,978
Neogen Corp.*	23,405	1,594,115	Astronics Corp.*	1,977	58,084
NeoGenomics, Inc.*,1	63,996	1,223,604	Atkore International Group, Inc.*	22,951	696,563
Nevro Corp.*,1	12,575	1,081,073	Axon Enterprise, Inc.*	37,940	2,154,233
Novocure, Ltd. (Jersey) *	4,606	344,437	Barrett Business Services, Inc.	6,100	541,802
NuVasive, Inc. *	4,527	286,921	BMC Stock Holdings, Inc.*	18,800	492,184
Omnicell, Inc. *	355	25,656	Brady Corp., Class A	1,243	65,941
Pacira BioSciences, Inc. *	11,996	456,688	The Brink's Co.	1,744	144,665
PDL BioPharma, Inc. *	78,443	169,437	Builders FirstSource, Inc. *	13,025	267,989
Penumbra, Inc.*,1	5,950	800,216	Casella Waste Systems, Inc., Class A *	6,607	283,705
Portola Pharmaceuticals, Inc. *,1	1,900	50,958	CECO Environmental Corp.*	33,800	236,093
PRA Health Sciences, Inc. *	23,905	2,372,093	Chart Industries, Inc. *,1	4,581	285,671
PTC Therapeutics, Inc. *	2,955	99,938	Cimpress, N. V. (Netherlands)*	1,673	220,568
Puma Biotechnology, Inc. *	12,153	130,827	Columbus McKinnon Corp.	2,195	79,964
R1 RCM, Inc.*	26,145	233,475	Covanta Holding Corp.[1]	12,130	209,728
Ra Pharmaceuticals, Inc. *	5,964	141,049	CSW Industrials, Inc.	1,224	84,493
Radius Health, Inc.*,1	10,703	275,602	Cubic Corp. [1]	11,333	798,183
Reata Pharmaceuticals, Inc. , Class A *	1,037	83,261	Curtiss-Wright Corp.	2,100	271,677
REGENXBIO, Inc.*,1	1,100	39,160	Deluxe Corp.	14,134	694,827
Repligen Corp. *,1	54,076	4,147,088	DXP Enterprises, Inc. *	1,078	37,428
Sage Therapeutics, Inc. *,1	1,849	259,396	EMCOR Group, Inc.	11,866	1,021,900
Sarepta Therapeutics, Inc. *,1	1,918	144,464	ESCO Technologies, Inc.	400	31,824
Spark Therapeutics, Inc. *	1,100	106,678	Exponent, Inc.	8,411	587,929

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Industrials - 14.4% (continued)			Cabot Microelectronics Corp.	6,501	$918,006
Federal Signal Corp.	21,571	$706,235	Cardtronics PLC, Class A (United Kingdom) *,1	24,923	753,671
Foundation Building Materials, Inc. *,1	26,500	410,485	CommVault Systems, Inc. *	3,644	162,923
FTI Consulting, Inc. *,1	1,300	137,787	Cornerstone OnDemand, Inc.*	13,579	744,401
Generac Holdings, Inc. *	19,487	1,526,612	Coupa Software, Inc.*,1	8,296	1,074,913
GMS, Inc.*	8,763	251,673	CSG Systems International, Inc.	4,374	226,048
Great Lakes Dredge & Dock Corp. *	13,214	138,086	Diodes, Inc.*,1	14,300	574,145
Heidrick & Struggles International, Inc.	14,200	387,660	Elastic, N.V. *	6,313	519,812
Hillenbrand, Inc.	13,979	431,672	Endava PLC, ADR (United Kingdom)*	23,856	902,950
Hub Group Inc. , Class A *	2,900	134,850	Enphase Energy, Inc. *,1	13,024	289,523
Insperity, Inc.	4,480	441,818	EVERTEC, Inc. (Puerto Rico)	22,541	703,730
John Bean Technologies Corp. [1]	3,340	332,096	Evo Payments, Inc. , Class A *	85,858	2,414,327
Knoll, Inc.	18,221	461,902	Five9, Inc.*	17,776	955,282
Korn Ferry	9,729	375,929	Globant SA (Argentina) *	6,330	579,701
Kratos Defense & Security Solutions, Inc. *	109,704	2,039,946	GTT Communications, Inc.*,1	7,084	66,731
Marten Transport, Ltd.	43,870	911,619	HubSpot, Inc. *	2,814	426,631
MasTec, Inc.*,1	17,832	1,157,832	I3 Verticals, Inc. , Class A *	40,730	819,488
Mercury Systems, Inc. *	20,363	1,652,865	Inphi Corp.*	22,822	1,393,283
Meritor, Inc. *	9,977	184,574	Insight Enterprises, Inc. *	9,800	545,762
MSA Safety, Inc.	1,125	122,749	Itron, Inc.*	1,933	142,965
NV5 Global, Inc. *,1	5,599	382,244	j2 Global, Inc.[1]	14,844	1,348,132
Quad/Graphics, Inc. [1]	3,291	34,588	Lattice Semiconductor Corp.*	20,697	378,445
RBC Bearings, Inc.*	3,389	562,269	LivePerson, Inc.*,1	7,848	280,174
Rush Enterprises, Inc., Class A	10,447	403,045	MAXIMUS, Inc.	40,788	3,151,281
Saia, Inc.*	16,441	1,540,522	Medallia, Inc.*,1	16,105	441,760
SiteOne Landscape Supply, Inc. *,1	21,070	1,559,601	Mimecast, Ltd.*	51,760	1,846,279
Tetra Tech, Inc.	13,410	1,163,452	MKS Instruments, Inc.	4,291	395,973
Trex Co., Inc. *,1	9,401	854,833	Model N, Inc.*	10,582	293,756
TriNet Group, Inc.*	2,144	133,335	Monolithic Power Systems, Inc.	3,525	548,596
UniFirst Corp.	1,600	312,192	NIC, Inc.	23,215	479,390
Universal Forest Products, Inc.	10,800	430,704	Novanta, Inc.*	3,497	285,775
Wabash National Corp. [1]	27,500	399,025	OSI Systems, Inc.*	10,379	1,054,091
Woodward, Inc.	1,189	128,210	Paylocity Holding Corp. *	9,648	941,452
Total Industrials		29,688,603	Pegasystems, Inc.	51,910	3,532,475
Information Technology - 25.3%			Perficient, Inc. *	16,782	647,450
Acacia Communications, Inc. *	4,659	304,699	Power Integrations, Inc.	1,669	150,928
Alteryx, Inc. , Class A *,1	7,068	759,315	Progress Software Corp.	12,393	471,678
Ambarella, Inc. *	2,808	176,441	PROS Holdings, Inc.*	8,429	502,368
Anaplan, Inc.*,1	9,933	466,851	Q2 Holdings, Inc.*	6,154	485,366
Appfolio, Inc. , Class A *,1	9,360	890,510	Qualys, Inc. *,1	35,555	2,686,891
Appian Corp.*,1	13,940	662,150	Sanmina Corp.*	4,200	134,862
Avalara, Inc. *	12,602	847,989	Science Applications International Corp.	6,753	589,875
Box, Inc. , Class A *	61,110	1,011,982	Semtech Corp.*	9,093	442,011

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value

Information Technology - 25.3%			Short	-Term Investments - 7.9%
(continued)				Joint Repurchase Agreements - 4.5%[4]
ShotSpotter, Inc. *	378	$8,705
				Cantor Fitzgerald Securities, Inc. , dated 09/30/19,
Silicon Laboratories, Inc. *	19,464	2,167,316		due 10/01/19, 2.400% total to be received
SolarEdge Technologies, Inc. (Israel) *	4,987	417,512		$2,203,487 (collateralized by various
				U. S. Government Agency Obligations and
SPS Commerce, Inc.*	15,307	720,500
				U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -
SunPower Corp. *,1	38,318	420,348		07/15/61, totaling $2,247,407)	$2,203,340	$2,203,340
SVMK, Inc.*	36,017	615,891		Guggenheim Securities LLC, dated 09/30/19, due
Verint Systems, Inc.*	3,707	158,585		10/01/19, 2.420% total to be received
				$2,203,488 (collateralized by various
Verra Mobility Corp. *,1	52,259	749,917		U. S. Government Agency Obligations and
Wix.com, Ltd. (Israel) *	4,854	566,656		U. S. Treasuries, 1.500% - 5.000%, 08/15/22 -
WNS Holdings, Ltd., ADR (India) *	61,349	3,604,254		06/20/69, totaling $2,247,407)	2,203,340	2,203,340
Workiva, Inc. *	47,672	2,089,464		Jefferies LLC, dated 09/30/19, due 10/01/19,
				2.450% total to be received $2,203,490
Total Information Technology		51,942,385		(collateralized by various U.S. Government
Materials - 1.4%				Agency Obligations, 0.000% - 5.000%,
Compass Minerals International, Inc. [1]	3,104	175,345		10/02/19 - 11/20/48, totaling $2,247,407)	2,203,340	2,203,340
				National Bank Financial, dated 09/30/19, due
HB Fuller Co.	5,653	263,204		10/01/19, 1.910% total to be received $462,398
Materion Corp.	4,800	294,528		(collateralized by various U.S. Treasuries,
PolyOne Corp.	821	26,806		0.000% - 5.250%, 10/01/19 - 02/15/40, totaling
				$471,620)	462,373	462,373
Quaker Chemical Corp.[1]	10,010	1,582,981
				RBC Dominion Securities, Inc. , dated 09/30/19,
Trinseo, S.A.	11,849	508,914		due 10/01/19, 2.370% total to be received
Total Materials		2,851,778		$2,203,485 (collateralized by various
Real Estate - 1.2%				U. S. Government Agency Obligations and
				U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
American Assets Trust, Inc. , REIT	5,488	256,509		09/01/49, totaling $2,247,407)	2,203,340	2,203,340
EastGroup Properties, Inc. , REIT	5,272	659,106		Total Joint Repurchase Agreements		9,275,733
National Health Investors, Inc., REIT	3,948	325,276
					Shares
Newmark Group, Inc., Class A, REIT	43,200	391,392
				Other Investment Companies - 3.4%
NexPoint Residential Trust, Inc. , REIT	1,682	78,650
				Dreyfus Government Cash Management Fund,
PS Business Parks, Inc. , REIT	507	92,249		Institutional Shares, 1.85%[5]	6,507,450	6,507,450
QTS Realty Trust, Inc. , Class A, REIT	6,601	339,357		Dreyfus Institutional Preferred Government
The RMR Group, Inc. , Class A, REIT	9,400	427,512		Money Market Fund, Institutional Shares,
				1.90% [5]	211,014	211,014
Total Real Estate		2,570,051
				JPMorgan U.S. Government Money Market Fund,
Utilities - 0.2%				IM Shares, 1.87%[5]	217,408	217,408
American States Water Co. [1]	924	83,031
				Total Other Investment Companies		6,935,872
Chesapeake Utilities Corp.	761	72,538		Total Short-Term Investments
TerraForm Power, Inc., Class A	19,225	350,376		(Cost $16,211,605)		16,211,605
Total Utilities		505,945		Total Investments - 104.7%
Total Common Stocks				(Cost $207,705,083)		215,176,155
(Cost $191,493,478)		198,964,550		Other Assets, less Liabilities - (4.7)%		(9,602,141)
				Net Assets - 100.0%		$205,574,014

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

* Non-income producing security.				[5] Yield shown represents the September 30, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $56,431,883 or 27.5% of net assets, were out on				to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury				percentage.
Obligations. See below for more information.				ADR	American Depositary Receipt
[2] Escrow shares				REIT	Real Estate Investment Trust
[3] Security's value was determined by using significant unobservable inputs.
[4] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
					Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Health Care					$56,842,168	—	$0	$56,842,168
Information Technology					51,942,385	—	—	51,942,385
Industrials					29,688,603	—	—	29,688,603
Consumer Discretionary					26,889,974	—	—	26,889,974
Financials					12,017,598	—	—	12,017,598
Consumer Staples					10,610,374	—	—	10,610,374
Materials					2,851,778	—	—	2,851,778
Communication Services					2,618,896	—	—	2,618,896
Real Estate					2,570,051	—	—	2,570,051
Energy					2,426,778	—	—	2,426,778
Utilities					505,945	—	—	505,945
Short-Term Investments
Joint Repurchase Agreements					—	$9,275,733	—	9,275,733
Other Investment Companies					6,935,872	—	—	6,935,872
Total Investments in Securities					$205,900,422	$9,275,733	$0	$215,176,155

At September 30, 2019, the Level 3 common stock was received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.
For the period ended September 30, 2019, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$56,431,883	$9,275,733	$48,073,007	$57,348,740

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/10/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.